Subsequent Event: (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Schedule or investment commitments

Period	Amount
2021	Ps.	5,460,586
2022		1,907,832
2023		892,356
	Ps.	8,260,774	(1)
(1)	Figures in thousand pesos adjusted at December 31, 2020 based on the Construction Price Index (IPCO) in the terms of the MDP.

COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Schedule or investment commitments

	Amount (1)
Period	Previous (2)		Reduced

2021	Ps.	5,460,586	Ps.	3,064,148
2022		1,907,832		1,793,811
2023		892,356		457,470
	Ps.	8,260,774	Ps.	5,315,429

(1)Figures in thousand pesos adjusted at December 31, 2020 based on the Construction Price Index (IPCO) in the terms of the MDP.

(2)See Note 15 b.